Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Property, plant and equipment
6. Property, plant and equipment
Oil and Gas assets/Facilities, Corporate assets
Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2019	$10,600.8	$175.1	$10,775.9
Capital expenditures	102.7	0.5	103.2
Dispositions	(53.3)	—	(53.3)
Transfer to assets held for sale	(423.0)	—	(423.0)
Net decommissioning dispositions (1)	(15.6)	—	(15.6)

Balance at December 31, 2019	$10,211.6	$175.6	$10,387.2
Capital expenditures	57.0	0.2	57.2
Dispositions	(0.1)	0	(0.1)
Transfer from assets held for sale	423.0	0	423.0
Net decommissioning dispositions (1)	(29.0)	0	(29.0)

Balance at December 31, 2020	$10,662.5	$175.8	$10,838.3

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.
Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate Assets	Total
Balance at January 1, 2019	$8,066.2	$135.8	$8,202.0
Depletion and depreciation	221.7	14.3	236.0
Impairments	657.7	—	657.7
Transfers to assets held for sale	(346.0)	—	(346.0)
Dispositions	(41.4)	—	(41.4)

Balance at December 31, 2019	$8,558.2	$150.1	$8,708.3
Depletion and depreciation	115.1	7.0	122.1
Impairments	747.5	18.7	766.2
Transfers from assets held for sale	346.0	0	346.0

Balance at December 31, 2020	$9,766.8	$175.8	$9,942.6

Net book value

	As at December 31
	2020	2019
Total	$895.7	$1,678.9

At December 31, 2020, future development costs of $636.1 million were included within the depletable base in the depletion and depreciation calculation (2019 – $563.7 million).

Right-of-use
assets
The following table includes a break-down of the categories for right-of-use
assets.

Cost	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2019	$15.0	$16.7	$2.9	$2.2	$36.8
Additions (Terminations)	(2.4)	—	1.2	(0.1)	(1.3)

Balance, December 31, 2019	$12.6	$16.7	$4.1	$2.1	$35.5
Additions (Terminations)	(12.6)	(1.8)	1.6	—	(12.8)

Balance, December 31, 2020	$0	$14.9	$5.7	$2.1	$22.7

Accumulated amortization	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2019	$—	$—	$—	$—	$—
Amortization	2.4	6.0	1.3	0.1	9.8

Balance, December 31, 2019	$2.4	$6.0	$1.3	$0.1	$9.8
Amortization	0.5	4.5	1.3	—	6.3
Termination	(2.9)	—	—	—	(2.9)

Balance, December 31, 2020	$0	$10.5	$2.6	$0.1	$13.2

	As at December 31
	2020	2019
Total	$9.5	$25.7

In the first quarter of 2020, the Company entered into an amending agreement with our building landlord which resulted in renewed lease terms for our Calgary office space. Under the revised agreement, the office lease no longer meets the criteria to be classified as a right-of-use
asset. The office lease provision referenced in Notes 8 and 9 has been updated to reflect the accounting treatment under the revised terms.
Total PP&E
Total PP&E including Oil and Gas assets, Facilities, Corporate assets and
Right-of-use
assets is as follows:

	As at December 31
PP&E	2020	2019
Oil and Gas assets, Facilities, Corporate assets	$895.7	$1,678.9
Right-of-use assets	9.5	25.7

Total	$905.2	$1,704.6

The Company recorded
non-cash
impairments of $766.2 million in 2020 compared to $657.7 million in 2019.
At March 31, 2020, the Company completed impairment tests across all of our CGU’s as a result of the low commodity price environment, primarily due to the impact of the
COVID-19
pandemic and concerns regarding potential lack of storage forcing production shut-ins.
This led to the Company recording $762.8 million of
non-cash
impairments, which included $701.8 million within our Cardium CGU, $58.1 million within our Peace River CGU and $18.7 million within our corporate assets. Additionally, a $15.8 million impairment recovery was recorded within our Legacy CGU as a result of the Company increasing our discount rate used in our decommissioning liability due to current market conditions.
At December 31, 2020, the Company completed an assessment to determine if indicators of impairment or an impairment reversal were present. As a result of recent improvements in near term commodity prices and positive reserve revisions, the Company concluded that an impairment reversal indicator was present resulting in impairment tests being completed within our Cardium and Peace River CGUs. The Company followed the value-in use method for our Cardium CGU and the fair value less costs of disposal method for our Peace River CGU using proved plus probable reserves. Additionally, the Company identified an indicator of impairment for our Legacy CGU as a result of the planned acceleration of decommissioning spending in the area. This led to an impairment test being completed following the fair value less costs of disposal method. The after-tax discount rates applied within the tests were between 9.5 – 15 percent. No indicator of impairment was noted for our Viking CGU; thus, no test was performed.
Upon completion of the impairment tests, an $18.0 million impairment reversal was recorded within our Peace River CGU and no reversal was recorded within our Cardium CGU. Within our Legacy CGU, as a result of revisions to our decommissioning spending profile the Company recorded a $21.8 million impairment. The Company plans to accelerate decommissioning spending in the area as we focus on reducing our inactive well liability, which led to the impairment.
The following table outlines benchmark prices and assumptions, based on an average of four independent reserve evaluators’ forecasts (Sproule Associates Limited, GLJ Petroleum Consultants, McDaniel & Associates Consultants and Deloitte Resource Evaluation & Advisory), used in completing the impairment tests as at December 31, 2020.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2021	$46.88	$2.74	$0.77	0%
2022	51.14	2.70	0.77	1.5%
2023	54.83	2.65	0.77	2.0%
2024	56.48	2.69	0.77	2.0%
2025	57.62	2.74	0.77	2.0%
2026 – 2030	$61.16	$2.91	$0.77	2.0%
Thereafter (inflation percentage)	2%	2%	—	2.0%

The following table outlines the sensitivity on possible changes to the estimated recoverable amounts on the Company’s CGUs that had impairment tests completed on December 31, 2020.

	Recoverable amount		Impairment/ (Impairment reversal)		1% change in discount rate		5% change in cash flows
Cardium		$849.2	$	Nil		$66.9		$66.2
Peace River		28.5		(18.0)		1.3		2.8
Legacy	$	Nil		$21.8	$	Nil	$	Nil

At December 31, 2019, the Company completed impairment tests as a result of continued market and commodity price volatility in the oil and gas industry which resulted in an increase of our discount rates used in the calculation. This led to the Company recording $527.8 million of non-cash
impairments, which included $450.0 million within our Cardium CGU and $77.8 million with our Legacy CGU.
At June 30, 2019, as a result of continuing to progress through a sales process for our interest in the Peace River Oil Partnership, these assets were recorded at the lower of fair value less costs of disposal and their carrying amount, resulting in a PP&E impairment loss of $129.7 million.
Impairments and impairment reversals have been recorded as Depletion, depreciation, impairment and accretion expense on the Consolidated Statements of Income (Loss).